Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Executive and Supervisory Board Compensation
Schedule of executive board compensation

Executive Board Compensation

€ thousands	2025	2024	2023
Short-term employee benefits	17,183	21,116	19,632
Share-based payment	16,215	22,279	24,469
Subtotal	33,398	43,395	44,101
Post-employment benefits	50	-269	1,033
thereof defined-benefit	-104	-711	673
thereof defined-contribution	154	441	360
Termination benefits	NA	21,615	NA
Total	33,448	64,741	45,134

Schedule of share-based payment for executive board members

	2025	2024	2023
Number of share units granted	60,172	126,244	214,530
Total expense in € thousands	19,367	52,062	36,127

Schedule of retirement pension plan for executive board members

€ thousands	2025	2024	2023
DBO 12/31	872	1,187	2,192
Annual pension entitlement	69	88	137

Schedule of supervisory board compensation

€ thousands	2025	2024	2023
Total compensation	5,131	5,579	5,427
thereof fixed compensation	3,460	3,507	3,185
thereof committee remuneration	1,671	2,071	2,242

Schedule of payments to/DBO for former executive board members

€ thousands	2025	2024	2023
Payments	2,542	2,444	2,329
DBO 12/31	33,472	32,213	33,251